Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net income	$ 742	$ 238
Adjustments to reconcile net income to cash from operating activities:
Depreciation and amortization	684	802
Provision for loan losses	284	1,101
Amortization and accretion on securities	321	143
Gain on sale of investment securities		(546)
Stock options/awards	68	223
Gain on sale of loans held for sale	(388)	(597)
Gain on sale of property and equipment	(1)	(10)
Loss on sale of real estate owned and other repossessed assets	48	10
Originations of loans held for sale	(28,821)	(42,151)
Proceeds from sale of loans held for sale	29,209	42,800
Net change in:
Accrued interest receivable	82	(1)
Other assets	(73)	(1,032)
Prepaid FDIC insurance premiums	208	348
Accrued expenses and other liabilities	(123)	(56)
Deferred income tax benefit - (Note 9)	(3)	(202)
Net cash provided by operating activities	2,237	1,070
Cash Flows from Investing Activities
Net decrease in loans	12,518	12,974
Proceeds from maturity of securities	12,790	15,951
Proceeds from sale of securities available-for-sale		14,426
Proceeds from sale of property and equipment	2	31
Proceeds from sale of of real estate owned and other repossessed assets	2,821	2,479
Purchase of securities available for sale	(29,982)	(30,574)
Proceeds from sale of Federal Home Loan Bank stock	509	422
Purchase of premises and equipment	(212)	(14)
Net cash (used in) provided by investing activities	(1,554)	15,695
Cash Flows from Financing Activities
Net decrease in deposits	(4,817)	(2,634)
Net (decrease) increase in Repo Sweep Accts	(580)	764
Additions to advances from FHLB and Notes Payable	23,700	23,025
Repayments of advances from FHLB and Notes Payable	(18,200)	(39,056)
Net cash provided by (used in) financing activities	103	(17,901)
Net Increase (Decrease) in Cash and Cash Equivalents	786	(1,136)
Cash and Cash Equivalents - Beginning of year	1,963	3,099
Cash and Cash Equivalents - End of year	2,749	1,963
Supplemental Cash Flow and Noncash Information
Cash (refunded) for income taxes	(41)	(638)
Cash paid for interest on deposits and borrowings	2,308	3,575
Transfer of loans to real estate owned & other repossessed assets	$ 3,459	$ 2,080